Revenue - Schedule of Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue [Line Items]
Total Revenue	€ 1,605	€ 4,144
LPG-related services (QIND / Al Shola Gas) [Member]
Schedule of Revenue [Line Items]
Total Revenue	1,605
Hydrogen technology (deconsolidated entity) [Member]
Schedule of Revenue [Line Items]
Total Revenue		€ 4,144